Other Non-Current Assets	12 Months Ended
Dec. 31, 2023
Other Assets, Noncurrent Disclosure [Abstract]
Other Non-Current Assets
Note 18 - Other Non-Current Assets
Other non-current assets are comprised of the following:

	As of December 31,
(In $ millions)	2023	2022
Deferred mobilization and contract preparation costs (1)	42.6	17.1
Deferred tax asset	19.3	3.5
Deferred financing fee	1.7	—
Deferred demobilization revenue (2)	1.5	1.5
Right-of-use lease asset, non-current (3)	1.1	1.7
Liquidated damages (4)	0.8	2.3
Prepayments	0.3	0.2
VAT receivable	—	0.4
Total	67.3	26.7
(1) Non-current deferred mobilization and contract preparation costs relates to the non-current portion of contract mobilization and preparation costs for the jack-up rigs "Idun", "Saga", "Hild", "Arabia I", "Arabia II" and "Arabia III", which entered into long-term contracts during the year (see Note 5 - Contracts with Customers).